Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	$ (3,058)	$ (2,507)	$ (2,261)
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(524)	(551)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	37
Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	2
Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	8
Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(12)	(12)
Net movement from new and derecognized transactions | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)
Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	10
Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6	30
Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(2)
Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(284)	(509)
Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	43	(6)
Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	(8)
Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(88)	(100)
Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(149)	(295)
Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(87)	(100)
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(253)	(30)
Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(19)	27
Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(24)	44
Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(61)	29
Remeasurements without stage transfers | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	19
Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(142)	(90)
Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(26)	(40)
Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)
Remeasurements without stage transfers | of which: Sovereign
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)
Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)
Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	13	(49)
Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(27)	305
Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1,004)
Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	6
Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	52
Twelve-month expected credit losses | Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(576)	(487)	(700)
Twelve-month expected credit losses | Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(46)	175
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(31)	30
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)	5
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(22)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	4
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	33
Twelve-month expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	26	32
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	0
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	2
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	20	21
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	3
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	6
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(52)	127
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(9)	18
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	16
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(20)	55
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	9
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(22)	5
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(5)	32
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Sovereign
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		12
Twelve-month expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Twelve-month expected credit losses | Stages 1 and 2 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	11	(14)
Twelve-month expected credit losses | Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(44)	37
Lifetime expected credit losses | Stages 1 and 2
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(428)	(459)	(416)
Lifetime expected credit losses | Stages 1 and 2 | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(18)
Lifetime expected credit losses | Stages 1 and 2 | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(27)
Lifetime expected credit losses | Stages 1 and 2 | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(178)
Lifetime expected credit losses | Stages 1 and 2 | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(10)
Lifetime expected credit losses | Stages 1 and 2 | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(119)
Lifetime expected credit losses | Stages 1 and 2 | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(35)
Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stages 1 and 2 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	40	(74)
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	32	(21)
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	8
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	4	3
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	10	(34)
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	5
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	14	(3)
Lifetime expected credit losses | Stages 1 and 2 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	0
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	2	(53)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	40	(7)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(4)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(32)	(20)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(6)	(11)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(10)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	4	36
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	18
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	5
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	31
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	10
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	2
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(19)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Sovereign
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(21)
Lifetime expected credit losses | Stages 1 and 2 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1
Lifetime expected credit losses | Stages 1 and 2 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(35)
Lifetime expected credit losses | Stages 1 and 2 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(8)	31
Lifetime expected credit losses | Stage 3
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(1,756)	(1,253)	(993)
Lifetime expected credit losses | Stage 3 | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(515)	(612)
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	29
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	28
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(309)	(488)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)	(5)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(76)	(101)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(144)	(287)
Lifetime expected credit losses | Stage 3 | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(82)	(96)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(206)	(153)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(12)	(7)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(19)	6
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(38)	(25)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(116)	(97)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(20)	(29)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(3)
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Sovereign
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Stage 3 | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(7)
Lifetime expected credit losses | Stage 3 | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Stage 3 | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	11	353
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions	(298)	(309)	$ (153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(39)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	1
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Net movement from new and derecognized transactions | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements with stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(4)	1
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	1	(40)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(2)	(32)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Ship / aircraft financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	3	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	(1)	(23)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Financial intermediaries and hedge funds
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Sovereign
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Remeasurements without stage transfers | of which: Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Model changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Movements without profit or loss impact (write-off, FX and other)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	$ 14	$ (116)